Consolidated Statements of Changes In Shareholders' Equity - USD ($)		Preferred Stock [Member]	Common Stock [Member] [1]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total	Preferred Stock [Member]	Common Stock [Member]
Balance at Jul. 31, 2023			$ 4,262	$ 187,220	$ (412,345)	$ (21,619)	$ (242,482)
Balance, shares at Jul. 31, 2023	[1]								4,262,000
Share issued			682	799,318			800,000
Shares issued	[1]								681,920
Net Income (loss)					153,227		153,227
Foreign currency translation adjustment						(30,932)	(30,932)
Balance at Jul. 31, 2024			4,944	986,538	(259,118)	(52,551)	679,813
Balance, shares at Jul. 31, 2024	[1]								4,943,920
Net Income (loss)					209,911		209,911
Foreign currency translation adjustment						64,567	64,567
Balance at Jul. 31, 2025			4,944	986,538	(49,207)	12,016	954,291
Balance, shares at Jul. 31, 2025	[1]								4,943,920
Net Income (loss)					(5,842,749)		(5,842,749)
Foreign currency translation adjustment						127,461	127,461
Reverse recapitalization		60	2,780	(945,064)			(942,224)
Reverse capitalization, shares	[1]							$ 60,000	$ 2,779,700
Issuance of ordinary shares for conversion of Series A convertible preferred shares			1,474	5,498,526			5,500,000
Issuance of ordinary shares for conversion of Series A convertible preferred shares, shares	[1]								1,474,530
Issuance of ordinary shares to services provider			1,400	4,006,047			4,007,447
Issuance of ordinary shares to services provider, shares	[1]								1,400,001
Issuance of ordinary shares upon the conversion of Series C convertible preferred shares		(60)	176	(116)
Issuance of ordinary shares upon the conversion of Series C convertible preferred shares, shares	[1]							(60,000)	(176,470)
Issuance of ordinary shares upon the conversion of Series C convertible preferred shares, shares	[1]							60,000	176,470
Issuance of ordinary shares upon the conversion of convertible notes			469	371,912			372,381
Issuance of ordinary shares upon the conversion of convertible notes, shares	[1]								468,778
Balance at Jul. 31, 2026			$ 11,243	$ 9,917,843	$ (5,891,956)	$ 139,477	$ 4,176,607
Balance, shares at Jul. 31, 2026	[1]								11,243,399

[1]	The shares are presented on a retroactive basis to reflect the reverse recapitalization (Note 1).